                                                                               .
                                                                               .
                                                                               .

                                                                      Exhibit 99

FORD CREDIT AUTO OWNER TRUST 2009-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                             June/July 2009
Payment Date                                                                                                       8/17/2009
Transaction Month                                                                                                          1

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                      WEIGHTED AVG REMAINING
                                                      DOLLAR AMOUNT          # OF RECEIVABLES                 TERM AT CUTOFF
Initial Pool Balance                              $1,231,827,946.39                    67,817                    57.4 months
Original Securities:                                  DOLLAR AMOUNT        NOTE INTEREST RATE   FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                    $330,000,000.00                  0.79625%                  July 15, 2010
 Class A-2 Notes                                    $184,000,000.00                    2.000%              December 15, 2011
 Class A-3 Notes                                    $343,000,000.00                    2.720%              November 15, 2013
 Class A-4 Notes                                    $163,000,000.00                    4.430%              November 15, 2014
                                                    ---------------
    Total                                         $1,020,000,000.00

II. AVAILABLE FUNDS

                                                                                                                   JUNE/JULY
INTEREST:                                                      JUNE                      JULY              COLLECTION PERIOD
 Interest Collections                                 $5,917,711.66             $5,178,837.48                 $11,096,549.14

PRINCIPAL:
 Principal Collections                               $31,374,222.45            $27,888,557.52                 $59,262,779.97
 Prepayments in Full                                 $37,716,332.65            $20,469,228.96                 $58,185,561.61
 Liquidation Proceeds                                         $0.00               $119,772.44                    $119,772.44
 Recoveries                                                   $0.00                     $0.00                          $0.00
                                                              -----                     -----                          -----
   SUB TOTAL                                         $69,090,555.10            $48,477,558.92                $117,568,114.02
                                                     --------------            --------------                ---------------
COLLECTIONS                                          $75,008,266.76            $53,656,396.40                $128,664,663.16

PURCHASE AMOUNTS:
 Purchase Amounts Related to Principal                $2,158,841.84               $785,159.79                  $2,944,001.63
 Purchase Amounts Related to Interest                     $9,225.15                 $4,344.73                     $13,569.88
                                                          ---------                 ---------                     ----------
   SUB TOTAL                                          $2,168,066.99               $789,504.52                  $2,957,571.51

Clean-up Call                                                 $0.00                     $0.00                          $0.00

Reserve Account Draw Amount                                   $0.00                     $0.00                          $0.00
                                                                                                                       -----
AVAILABLE FUNDS - TOTAL                              $77,176,333.75            $54,445,900.92                $131,622,234.67

FORD CREDIT AUTO OWNER TRUST 2009-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                             June/July 2009
Payment Date                                                                                                       8/17/2009
Transaction Month                                                                                                          1

III. DISTRIBUTIONS

                                                                                               CARRYOVER           REMAINING
                                              CALCULATED AMOUNT      AMOUNT PAID   SHORTFALL   SHORTFALL     AVAILABLE FUNDS
Trustee Fees and Expenses                                 $0.00            $0.00       $0.00       $0.00     $131,622,234.67
June/July Servicing Fee                           $1,993,669.81    $1,993,669.81       $0.00       $0.00     $129,628,564.86
Interest - Class A-1 Notes                          $248,164.58      $248,164.58       $0.00       $0.00     $129,380,400.28
Interest - Class A-2 Notes                          $316,888.89      $316,888.89       $0.00       $0.00     $129,063,511.39
Interest - Class A-3 Notes                          $803,382.22      $803,382.22       $0.00       $0.00     $128,260,129.17
Interest - Class A-4 Notes                          $621,799.72      $621,799.72       $0.00       $0.00     $127,638,329.45
Priority Principal Payment                       $57,211,591.76   $57,211,591.76       $0.00       $0.00      $70,426,737.69
Reserve Account Deposit                                   $0.00            $0.00       $0.00       $0.00      $70,426,737.69
Regular Principal Payment                       $272,788,408.24   $70,426,737.69       $0.00       $0.00               $0.00
Additional Trustee Fees and                               $0.00            $0.00       $0.00       $0.00               $0.00
Residual Released to Depositor                            $0.00            $0.00       $0.00       $0.00               $0.00
                                                                           -----
TOTAL                                                            $131,622,234.67

                                                               PRINCIPAL PAYMENT:
                                                                      Priority Principal Payment              $57,211,591.76
                                                                      Regular Principal Payment               $70,426,737.69
                                                                                                              --------------
                                                                      TOTAL                                  $127,638,329.45

IV. NOTEHOLDER PAYMENTS

                       NOTEHOLDER PRINCIPAL PAYMENTS       NOTEHOLDER INTEREST PAYMENTS           TOTAL PAYMENT
                                ACTUAL   PER $1,000 OF          ACTUAL    PER $1,000 OF           ACTUAL       PER $1,000 OF
                                              ORIGINAL                         ORIGINAL                     ORIGINAL BALANCE
                                               BALANCE                          BALANCE
Class A-1 Notes        $127,638,329.45         $386.78     $248,164.58            $0.75  $127,886,494.03             $387.53
Class A-2 Notes                  $0.00           $0.00     $316,888.89            $1.72      $316,888.89               $1.72
Class A-3 Notes                  $0.00           $0.00     $803,382.22            $2.34      $803,382.22               $2.34
Class A-4 Notes                  $0.00           $0.00     $621,799.72            $3.81      $621,799.72               $3.81
                                 -----                     -----------                       -----------
TOTAL                  $127,638,329.45                   $1,990,235.41                   $129,628,564.86

FORD CREDIT AUTO OWNER TRUST 2009-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                                     June/July 2009
Payment Date                                                                                                               8/17/2009
Transaction Month                                                                                                                  1

V. NOTE BALANCE AND POOL INFORMATION

                                                      BEGINNING OF PERIOD                             END OF PERIOD
                                                            BALANCE           NOTE FACTOR              BALANCE        NOTE FACTOR
Class A-1 Notes                                     $330,000,000.00             1.0000000     $202,361,670.55              0.6132172
Class A-2 Notes                                     $184,000,000.00             1.0000000     $184,000,000.00              1.0000000
Class A-3 Notes                                     $343,000,000.00             1.0000000     $343,000,000.00              1.0000000
Class A-4 Notes                                     $163,000,000.00             1.0000000     $163,000,000.00              1.0000000
                                                    ---------------             ---------     ---------------              ---------
TOTAL                                             $1,020,000,000.00             1.0000000     $892,361,670.55              0.8748644

POOL INFORMATION - JUNE
 Weighted Average APR                                                              5.281%                                     5.147%
 Weighted Average Remaining Term                                                    57.40                                      56.81
 Number of Receivables Outstanding                                                 67,817                                     65,063
 Pool Balance                                                           $1,231,827,946.39                          $1,160,575,828.30
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                     $1,073,654,255.31                          $1,007,303,180.91
 Pool Factor                                                                    1.0000000

POOL INFORMATION - JULY
 Weighted Average APR                                                              5.147%                                     5.077%
 Weighted Average Remaining Term                                                    56.81                                      56.22
 Number of Receivables Outstanding                                                 65,063                                     62,660
 Pool Balance                                                           $1,160,575,828.30                          $1,111,253,839.78
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                     $1,007,303,180.91                            $962,788,408.24
 Pool Factor                                                                                                              0.9021177

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve  Balance                                                                                            $12,318,279.46
Targeted Credit Enhancement Amount                                                                                    $16,668,807.60
Yield Supplement Overcollateralization Amount                                                                        $148,465,431.54
Targeted Overcollateralization Amount                                                                                $227,971,757.55
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                                           $218,892,169.23
Fixed Overcollateralization                                                                                           $75,155,797.87

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance                                                                                     $12,318,279.46
Reserve Account Deposits Made                                                                                                   0.00
Reserve Account Draw Amount                                                                                                     0.00
                                                                                                                                ----
Ending Reserve Account Balance                                                                                        $12,318,279.46
Change in Reserve Account Balance                                                                                              $0.00

Specified Reserve  Balance                                                                                            $12,318,279.46

FORD CREDIT AUTO OWNER TRUST 2009-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                         June/July 2009
Payment Date                                                                                                   8/17/2009
Transaction Month                                                                                                      1

VIII. NET LOSSES AND DELINQUENT RECEIVABLES - JUNE

                                                                                     # OF RECEIVABLES             AMOUNT
Realized Loss                                                                                     166          $2,721.15
(Recoveries)                                                                                        0              $0.00
                                                                                                                   -----
NET LOSSES FOR CURRENT COLLECTION PERIOD (JUNE)                                                                $2,721.15
Cumulative Net Losses Last Collection                                                                              $0.00
                                                                                                                   -----
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                               $2,721.15

Ratio of Net Losses for Current Collection Period (June) to Beginning of Period Pool Balance (annualized)          0.00%

DELINQUENT RECEIVABLES:

                                                               % OF EOP POOL         # OF RECEIVABLES             AMOUNT
31-60 Days Delinquent                                                      0.38%                  274      $4,442,718.27
61-90 Days Delinquent                                                      0.00%                    0              $0.00
91-120 Days Delinquent                                                     0.00%                    1          $7,897.18
Over 120 Days Delinquent                                                   0.00%                    0              $0.00
                                                                           -----                    -              -----
TOTAL DELINQUENT RECEIVABLES                                               0.38%                  275      $4,450,615.45

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                         4         $72,545.29
Total Repossesed Inventory                                                                          5        $104,286.86
NET LOSSES AND DELINQUENT RECEIVABLES - JULY

                                                                                     # OF RECEIVABLES             AMOUNT
Realized Loss                                                                                     240         $59,269.81
(Recoveries)                                                                                        0              $0.00
                                                                                                                   -----
NET LOSSES FOR CURRENT COLLECTION PERIOD (JULY)                                                               $59,269.81
Cumulative Net Losses Last Collection Period                                                                   $2,721.15
                                                                                                               ---------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                              $61,990.96

Ratio of Net Losses for Current Collection Period (July) to Beginning of Period Pool Balance (annualized)         0.06%

DELINQUENT RECEIVABLES:

                                                               % OF EOP POOL         # OF RECEIVABLES             AMOUNT
31-60 Days Delinquent                                                       0.75%                 434      $8,371,574.12
61-90 Days Delinquent                                                       0.04%                  23        $457,743.45
91-120 Days Delinquent                                                      0.00%                   0              $0.00
Over 120 Days Delinquent                                                    0.00%                   0              $0.00
                                                                            -----                   -              -----
TOTAL DELINQUENT RECEIVABLES                                                0.79%                 457      $8,829,317.57
REPOSSESION INVENTORY:
Repossesed in the Current Collection Period                                                        35        $789,437.68
Total Repossesed Inventory                                                                         37        $850,549.48

FORD CREDIT AUTO OWNER TRUST 2009-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                         June/July 2009
Payment Date                                                                                                   8/17/2009
Transaction Month                                                                                                      1

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD*:
Second Preceding Collection Period                                                                               0.0000%
Preceding Collection Period (June)                                                                               0.0027%
Current Collection Period (July)                                                                                 0.0626%
Three Month Average                                                                                              0.0000%
NUMBER OF  61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES*:
Second Preceding Collection Period                                                                               0.0000%
Preceding Collection Period (June)                                                                               0.0015%
Current Collection Period (July)                                                                                 0.0367%
Three Month Average                                                                                              0.0000%

* First three months will report month over month losses/delinquencies rather than Collection Period over Collection